Income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before Income tax from continuing operations	$ (97,559)	$ (98,600)	$ (206,162)
Loss before Income tax from discontinued operations	0	(4,917)	(25,128)
Loss before income tax	$ (97,559)	$ (103,517)	$ (231,290)
Statutory tax rate	27.27%	27.98%	19.25%
Expected income tax benefit	$ 26,603	$ 28,963	$ 44,512
Tax effects of:
Sundry permanent differences	(4,891)	(2,547)	(1,141)
Effect of functional to local reporting currency in Germany	(4,976)	(3,040)	(4,948)
Equity Transaction costs	1,386	8	18
Share based payments	(1,670)	(1,506)	(1,734)
Tax Expenses	1,321	19	(1,438)
Bad debt expense	(2,784)	(1,841)	(1,180)
Management fees	(9,289)	(4,268)	(4,367)
Interest expense	(385)	(567)	(777)
Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	1,851	(1,407)	863
Share based payments	(38)	85	277
Tax Expenses	322	3,328	192
Sundry temporary differences	(766)	1,079	(101)
Minimum tax	(554)	(665)	(637)
Deferred tax not recognized (mainly tax losses carried forward)	(8,281)	(20,885)	(31,573)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	606	2,583	(4,946)
Total Income tax (expense) / income	$ (1,546)	$ (661)	$ (6,979)
Effective tax rate	1.58%	0.64%	3.02%